Business Combinations	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Business Combinations
40.	Business Combinations

(1)	2025

1)	General Information
On July 1, 2025, SK Broadband Co., Ltd., a subsidiary of the Parent Company, acquired the Pangyo Data Center business from SK Inc., a related party.
As this transaction is a business combination under common control, the assets acquired and liabilities assumed were recognized at the carrying amounts in SK Inc.’s (the ultimate controlling entity) consolidated financial statements, and the difference between the consideration transferred and the carrying amounts of net assets acquired was recognized as capital surplus and others for the year ended December 31, 2025.

2)	Considerations transferred and identifiable assets acquired and liabilities assumed are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	₩	506,844

II. Identifiable assets acquired and liabilities assumed:
Accounts receivable – trade and other, net		19,085
Property and equipment, net		240,303
Intangible assets, net		2
Accounts payable – trade and other		(3,992)

		255,398

III. Capital surplus and others(I - II)	₩	251,446

(2)	2024
There were no changes in the Group due to the business combinations for the year ended December 31, 2024.

(3)	2023
There were no changes in the Group due to the business combinations for the year ended December 31, 2023.